UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   Robert Ellis
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing


/s/  Robert Ellis                New York, New York            May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:  $1,001,684
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number          Name

1.    028-13324                     Manikay Master Fund, LP






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
                                           FORM 13F INFORMATION TABLE
                                              Manikay Partners LLC
                                                 March 31, 2013


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------               ---------------- --------- ---------  ------------------- -------------- -------- ---------------------
                                                          VALUE     SHS OR    SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN CALL   DISCRETION     MGRS     SOLE    SHARED NONE
--------------               ---------------- --------- ---------  ---------  --- ---- -------------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156   20,281   1,334,300  SH       SHARED-DEFINED    1     1,334,300
AMERICAN INTL GROUP INC      COM NEW          026874784   66,537   1,714,000  SH       SHARED-DEFINED    1     1,714,000
AMERICAN INTL GROUP INC      COM NEW          026874784   11,646     300,000      PUT  SHARED-DEFINED    1       300,000
ARBITRON INC                 COM              03875Q108   17,108     365,000  SH       SHARED-DEFINED    1       365,000
BANK OF AMERICA CORPORATION  COM              060505104   65,772   5,400,000  SH       SHARED-DEFINED    1     5,400,000
BANK OF AMERICA CORPORATION  COM              060505104   36,540   3,000,000      PUT  SHARED-DEFINED    1     3,000,000
BHP BILLITON PLC             SPONSORED ADR    05545E209   25,939     446,758  SH       SHARED-DEFINED    1       446,758
CARNIVAL CORP                PAIRED CTF       143658300   14,406     420,000  SH       SHARED-DEFINED    1       420,000
CITIGROUP INC                COM NEW          172967424   66,360   1,500,000  SH       SHARED-DEFINED    1     1,500,000
CITIGROUP INC                COM NEW          172967424   13,272     300,000      PUT  SHARED-DEFINED    1       300,000
CNH GLOBAL N V               SHS NEW          N20935206   22,726     550,000  SH       SHARED-DEFINED    1       550,000
COCA COLA CO                 COM              191216100   56,616   1,400,000  SH       SHARED-DEFINED    1     1,400,000
COLGATE PALMOLIVE CO         COM              194162103   35,409     300,000  SH       SHARED-DEFINED    1       300,000
COMCAST CORP NEW             CL A SPL         20030N200   17,858     450,838  SH       SHARED-DEFINED    1       450,838
CONSTELLATION BRANDS INC     CL A             21036P108   61,932   1,300,000  SH       SHARED-DEFINED    1     1,300,000
CONSTELLATION BRANDS INC     CL A             21036P108   61,932   1,300,000      PUT  SHARED-DEFINED    1     1,300,000
CYMER INC                    COM              232572107   24,038     250,000  SH       SHARED-DEFINED    1       250,000
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   24,375     350,520  SH       SHARED-DEFINED    1       350,520
E TRADE FINANCIAL CORP       COM NEW          269246401   21,420   2,000,000  SH       SHARED-DEFINED    1     2,000,000
EDUCATION RLTY TR INC        COM              28140H104      258      24,500  SH       SHARED-DEFINED    1        24,500
ELAN PLC                     ADR              284131208   14,217   1,204,800  SH       SHARED-DEFINED    1     1,204,800
GRAPHIC PACKAGING HLDG CO    COM              388689101    7,490   1,000,000  SH       SHARED-DEFINED    1     1,000,000
KAYAK SOFTWARE CORP          CL A             486577109    9,990     250,000  SH       SHARED-DEFINED    1       250,000
NEWS CORP                    CL B             65248E203   18,456     600,000  SH       SHARED-DEFINED    1       600,000
NYSE EURONEXT                COM              629491101   77,280   2,000,000  SH       SHARED-DEFINED    1     2,000,000
NYSE EURONEXT                COM              629491101   26,275     680,000      PUT  SHARED-DEFINED    1       680,000
RYMAN HOSPITALITY PPTYS INC  COM              78377T107   35,868     784,000  SH       SHARED-DEFINED    1       784,000
TECHNE CORP                  COM              878377100    3,393      50,000  SH       SHARED-DEFINED    1        50,000
VIRGIN MEDIA INC             COM              92769L101  102,837   2,100,000  SH       SHARED-DEFINED    1     2,100,000
WMS INDS INC                 COM              929297109   21,454     851,023  SH       SHARED-DEFINED    1       851,023
YAHOO INC                    COM              984332106   20,000     850,000  SH       SHARED-DEFINED    1       850,000





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